CAPITAL STOCK TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2012
Equity [Abstract]
Schedule of Dividends Declared and Paid
Kennedy Wilson declared and paid the following cash dividends on its common and preferred stock:

	Year Ended December 31, 2012		Year Ended December 31, 2011
	Declared	Paid	Declared	Paid
Preferred Stock
Series A	$6,000,000	$6,000,000	$6,000,000	$6,000,000
Series B	2,100,000	2,100,000	2,100,000	2,100,000
Total Preferred Stock	8,100,000	8,100,000	8,100,000	8,100,000	(2)
Common Stock	11,724,000	13,797,000	5,671,000	3,598,000
Total (1)	$19,824,000	$21,897,000	$13,771,000	$11,698,000
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(1) The difference between declared and paid is the amount accrued on the consolidated balance sheets.
(2) The $0.6 million difference between paid and the amount presented on the statement of equity represents the discount provided as a result of the preferred shareholder's contractual rights as discussed above in 2011.